Income Tax Expense - Schedule of Consolidated Financial Statements to the Income Tax Expenses (Parentheticals) (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense [Abstract]
Statutory tax rate	16.50%	16.50%	16.50%
Tax relief percentage	8.25%	8.25%	8.25%
Tax relief amount (in Dollars and Dollars)	$ 2,000,000	$ 2,000,000	$ 2